Share Option and Warrant Reserves (Details 3) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Option And Warrant Reserves
Risk-free interest rate	1.97%	0.94%
Expected dividend yield	0.00%	0.00%
Share price volatility	67.00%	77.00%
Expected life (in years - weighted average)	4.36	4.34